Commitments and Contingencies (Details Narrative) - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Mar. 08, 2024	Dec. 31, 2023	Sep. 30, 2023	Sep. 27, 2023
Finance lease periodic payment		$ 3,657		$ 3,657
Deposits		50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000
Subsequent Event [Member]
Deposits		$ 50,000
Forecast [Member]
Deposits	$ 50,000